Further Detail of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
A. Research and development expenses, net
Research and development expenses, net	$ 11,233
B. Sales and marketing expenses
Marketing and advertising	2,267
D. Finance income
Finance income	105
Finance expense
Finance expense	952
NIS [Member]
A. Research and development expenses, net
Payroll	26,711	$ 21,589		$ 11,268
Materials	6,637	6,119		2,299
Subcontractors	542	1,179		7,696
Patent registration	206	130		238
Depreciation	1,591	683		242
Rental fees and maintenance	2,967	1,485	[1]	814	[1]
Other	875	1,453		378
Research and development expenses, gross	39,529	32,638		22,935
Less - Development expenditure capitalized as intangible and tangible assets		(16,273)		(11,463)
Less - government grants	(582)	(840)		(383)
Research and development expenses, net	38,947	15,525		11,089
B. Sales and marketing expenses
Payroll	5,387	2,873		1,458
Marketing and advertising	1,377	737		386
Rental fees and maintenance	214	80		64
Travel abroad	845	174		8
Depreciation	36
Sales and marketing expenses	7,859	3,864	[1]	1,916	[1]
C. General and administrative expenses
Payroll	2,741	3,156	[1]	1,750	[1]
Fees	245	174		108
Professional services	5,255	6,183	[1]	4,139	[1]
Directors pay	1,773	2,850		2,643
Office expenses	1,014	887		315
Travel abroad	308	568	[1]	253	[1]
Rental fees and maintenance	301
Other	464	842		163	[1]
General and administrative expenses	12,101	14,660		9,371
D. Finance income
Exchange rate differences		695		95
Revaluation of liability in respect of government grants	366
Revaluation of derivative instruments				1,434
Finance income	366	695		1,529
Finance expense
Interest on controlling shareholders loans				25
Exchange rate differences	3,201
Bank fees	100	113		43
Revaluation of liability in respect of government grants		438		77
Finance expense	$ 3,301	$ 551		$ 145

[1]	Reclassified- see note 1.D.